Income taxes - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Liability for unrecognized tax benefit	$ 23.3	$ 22.5
Items generating unrecognized tax benefits	22.2	21.4
Interest and related penalties	$ 1.1	$ 1.1